Contingencies and Commitments (Unaudited)	3 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
CONTINGENCIES AND COMMITMENTS
Litigation. During first-quarter 2016, there were no significant updates to previously reported legal proceedings included in Note 12 of FCX's annual report on Form 10-K for the year ended December 31, 2015.

Tax and Other Matters. Cerro Verde Royalty Dispute. As reported in Note 12 of FCX’s annual report on
Form 10-K for the year ended December 31, 2015, SUNAT, the Peruvian national tax authority, has assessed mining royalties on ore processed by the Cerro Verde concentrator, which commenced operations in late 2006, for the period December 2006 to December 2007 and the years 2008 and 2009. In April 2016, SUNAT issued assessments for the year 2010 and the period January 2011 to September 2011. The aggregate amount of the assessments covering the period December 2006 to September 2011 totals $413 million (based on the exchange rate as of March 31, 2016), including estimated accumulated interest and penalties. Cerro Verde is contesting or will contest these assessments. Additionally, in April 2016, Peru’s Twentieth Contentious Administrative Court, which specializes in taxation matters, rendered its decision upholding the Peruvian Tax Tribunal’s July 2013 decision affirming SUNAT’s assessments for the period December 2006 through December 2007. On May 2, 2016, Cerro Verde appealed this decision to Peru’s Twentieth Contentious Administrative Court.

SUNAT may make additional assessments for mining royalties and associated penalties and interest for the period from October 2011 through December 2013, which Cerro Verde will contest. FCX estimates the total exposure associated with these mining royalties for the period from December 2006 through December 2013 approximates $515 million (based on the exchange rate as of March 31, 2016), including estimated accumulated interest and penalties. No amounts have been accrued for these assessments as of March 31, 2016, because Cerro Verde believes its 1998 stability agreement exempts it from these royalties and believes any payments will be recoverable.

Other Peruvian Tax Matters. There were no significant changes to other Peruvian tax matters during first-quarter 2016 (refer to Note 12 of FCX’s annual report on Form 10-K for the year ended December 31, 2015, for further discussion of these matters).

Indonesia Tax Matters. The following information includes a discussion of updates to previously reported Indonesia tax matters included in Note 12 of FCX’s annual report on Form 10-K for the year ended December 31, 2015.

In December 2009, PT-FI was notified by Indonesian tax authorities that it was obligated to pay value-added taxes on certain goods imported after the year 2000. In December 2014, PT-FI paid $269 million for valued-added taxes for the period from November 2005 through the year 2009 and sought a refund. In March 2016, PT-FI collected a cash refund of $196 million and $38 million was offset against other tax liabilities. The remaining balance of the amount originally paid was reduced by currency exchange and other losses.

PT-FI received assessments from the local regional tax authority in Papua, Indonesia, for additional taxes and penalties related to surface water taxes for the period from January 2011 through January 2016. PT-FI has filed or will file objections to these assessments. The local government of Papua rejected PT-FI’s objections to the assessments related to the period from January 2011 through December 2015, and PT-FI has filed or will file appeals with the Indonesian tax court. The aggregate amount of all assessments received through April 29, 2016, including penalties, was 2.7 trillion Indonesian rupiah ($207 million based on the exchange rate as of March 31, 2016). Additional penalties, which could be significant, may be assessed depending on the outcome of the appeals process. No amounts have been accrued for these assessments as of March 31, 2016, because PT-FI believes its Contract of Work (COW) exempts it from these payments and that it has the right to contest these assessments in the tax court and ultimately the Indonesian Supreme Court.

Indonesia Mining Contract. There were no significant updates related to PT-FI's COW during first-quarter 2016 (refer to Note 13 of FCX’s annual report on Form 10-K for the year ended December 31, 2015, for further discussion).